Loans and Allowance for Credit Losses, Loans by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008
By delinquency status:
Loans	$ 956,770	[1]	$ 967,604	[1]	$ 916,559	$ 862,551	$ 822,286
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	1,000		908
By delinquency status:
Loans	453,382		461,068		459,976	447,725	445,196
Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	$ 284,054		$ 275,579		273,869	265,386	258,507
Financing Receivables Equal To Or Greater Than 180 Days Past Due Percentage Of Portfolio	0.40%		0.60%
Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	$ 39,713		$ 46,237		53,004	59,717	65,950
Credit Card [Member]
By delinquency status:
Loans	37,976		36,700		34,039	31,119	26,882
Automobile [Member]
By delinquency status:
Loans	53,371		62,286		59,966	55,740	50,808
Other revolving credit and installment [Member]
By delinquency status:
Loans	38,268		40,266		$ 39,098	$ 35,763	$ 43,049
Loans Excluding Purchased Credit-Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	11,997		11,858
Loans Excluding Purchased Credit-Impaired Loans [Member] | Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	10,934		10,883
Loans Excluding Purchased Credit-Impaired Loans [Member] | Student Loans, Government Guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0		3
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	440,633		445,014
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	271,332		259,561
Financing Receivable, Recorded Investment, Equal to Greater Than 180 Days Past Due and Still Accruing	1,100		1,700
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	39,686		46,201
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	37,976		36,700
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	53,371		62,286
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	38,268		40,266
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	416,858		420,477
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	251,786		239,061
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	38,746		45,238
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	36,996		35,773
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	51,445		60,572
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	37,885		39,833
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	4,056		3,914
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	1,893		1,904
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	336		296
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	287		275
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	1,385		1,262
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	155		177
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	1,591		1,501
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	742		700
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	163		160
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	201		200
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	392		330
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	93		111
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
By delinquency status:
Loans	10,500		10,100
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	3,000		3,500
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	890		787
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	369		307
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	103		102
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	192		169
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	146		116
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	80		93
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	734		745
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	308		323
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	95		108
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	298		279
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	3		5
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	30		30
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	1,361		1,985
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	1,091		1,661
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	243		297
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	2		4
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	0		1
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	25		22
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	15,143		15,605
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	15,143		15,605
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	0		0
PCI Loans Carrying Value [Member]
By delinquency status:
Total PCI loans (carrying value)	12,835		16,731
PCI Loans Carrying Value [Member] | Total Consumer [Member]
By delinquency status:
Total PCI loans (carrying value)	12,749		16,054					$ 40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	12,722		16,018
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	27		36
PCI Loans Carrying Value [Member] | Credit Card [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Automobile [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Other revolving credit and installment [Member]
By delinquency status:
Total PCI loans (carrying value)	$ 0		$ 0

[1]	(1)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.